STOCKHOLDERS' DEFICIT (Schedule of Warrant Activity) (Details) - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Number of Warrants
Balance	3,037,121
Outstanding		3,037,121
Weighted Average Exercise Price
Balance	$ 1.45
Outstanding		$ 1.45
Warrants Issued as Settlements [Member]
Number of Warrants
Balance	350,000	350,000
Granted
Exercised
Forfeited
Expired
Outstanding	350,000	350,000
Exercisable	350,000	350,000
Weighted Average Exercise Price
Balance	$ 0.63	$ 0.63
Granted
Exercised
Forfeited
Expired
Outstanding	$ 0.63	$ 0.63
Exercisable	$ 0.63	$ 0.63
Remaining Contractual Life
Granted
Exercised
Forfeited
Expired
Outstanding	2 years 2 months 12 days	3 years 2 months 12 days
Exercisable	2 years 2 months 12 days	3 years 2 months 12 days
Warrants Issued for Cash or Services [Member]
Number of Warrants
Balance	3,037,121	1,533,700
Granted	5,750,326	1,863,421
Exercised		(20,000)
Forfeited
Expired	(296,200)	(340,000)
Outstanding	8,491,247	3,037,121
Exercisable	8,366,247	3,037,121
Weighted Average Exercise Price
Balance	$ 1.45	$ 1.25
Granted	$ 1.85	1.58
Exercised		$ 1.25
Forfeited
Expired	$ 1.60	$ 1.60
Outstanding	1.72	1.45
Exercisable	1.74	$ 1.45
Weighted average fair value of warrants granted	$ 0.44
Remaining Contractual Life
Granted	2 years 6 months	3 years 6 months
Exercised
Forfeited
Expired
Outstanding	3 years 2 months 12 days	2 years 8 months 12 days
Exercisable	3 years 2 months 12 days	2 years 8 months 12 days